Concentration of Risk - Schedule of Revenue (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 MYR (RM)		Dec. 31, 2023 MYR (RM)		Dec. 31, 2025 USD ($)
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)	RM 120,697,610		$ 29,721,156		RM 90,344,588		RM 148,053,973
Percentage of revenues	100.00%		100.00%		100.00%		100.00%
Receivables (in Ringgits and Dollars)	RM 20,919,764				RM 21,273,094				$ 5,151,383
Customer A [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)				[1]	RM 21,007,350			[1]
Percentage of revenues		[1]		[1]	23.25%
Customer B [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)					RM 10,435,837		RM 23,099,977
Percentage of revenues		[1]		[1]	11.55%		15.60%
Customer C [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)						[1]	RM 44,226,069
Percentage of revenues		[1]		[1]			29.87%
Customer D [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)						[1]	RM 15,687,320
Percentage of revenues		[1]		[1]			10.60%
Customer E [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)	RM 34,362,755	[2]	$ 8,461,649			[1]
Percentage of revenues	28.47%		28.47%
Customer F [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)	RM 20,794,940		$ 5,120,645			[1]
Percentage of revenues	17.23%		17.23%
Customer G [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)	RM 14,275,206		$ 3,515,195			[1]
Percentage of revenues	11.83%		11.83%
Others [Member]
Concentration of Risk [Line Items]
Revenues (in Ringgits and Dollars)	RM 51,264,709		$ 12,623,667		RM 58,901,401		RM 65,040,607
Percentage of revenues	42.47%		42.47%		65.20%		43.93%
Receivables [Member]
Concentration of Risk [Line Items]
Receivables (in Ringgits and Dollars)	RM 20,919,764				RM 21,273,094				5,151,383
Percentage of receivables	100.00%		100.00%		100.00%
Receivables [Member] | Customer A [Member]
Concentration of Risk [Line Items]
Receivables (in Ringgits and Dollars)	RM 2,303,536				RM 7,736,776				567,234
Percentage of receivables	11.01%		11.01%		36.37%
Receivables [Member] | Customer B [Member]
Concentration of Risk [Line Items]
Receivables (in Ringgits and Dollars)	RM 8,027,391				RM 5,366,239				1,976,703
Percentage of receivables	38.37%		38.37%		25.23%
Receivables [Member] | Others [Member]
Concentration of Risk [Line Items]
Receivables (in Ringgits and Dollars)	RM 10,588,837				RM 8,170,079				$ 2,607,446
Percentage of receivables	50.62%		50.62%		38.40%

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.
[2]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.